Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
TCW Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TCW Conservative Allocation Fund (formerly known as the TCW Global Conservative Allocation Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to provide current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, long term capital appreciation. This investment objective may be changed without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.12%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests (except when maintaining a temporary defensive position) in a combination of (i) fixed income funds, and (ii) equity funds that utilize diverse investment styles, such as growth and/or value investing. The Fund's emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund seeks to do this by investing in a combination of other funds — the "Underlying Funds" — through the implementation of a strategic asset allocation strategy. These funds include the TCW Funds and Metropolitan West Intermediate Bond, Metropolitan West High Yield Bond and Metropolitan West Total Return Bond Funds. Metropolitan West Asset Management, LLC, investment advisor to the Metropolitan West Funds, and the Fund's Advisor are affiliated wholly-owned subsidiaries of the TCW Group, Inc.

The Fund invests in the Underlying Funds at levels that are determined by the Advisor's four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs a portfolio model, determines allocations and conducts analyses of the portfolio.

The equity Underlying Funds in which the Fund invests, in turn, invest principally in equity securities of large capitalization companies that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The Fund invests between 20% and 60% of its net assets in equity Underlying Funds and international equity exchange traded funds ("ETFs"). ETFs are typically open-end investment companies whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System. The Fund may also invest in exchange traded notes ("ETNs"). ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy, less investor fees.

The fixed income Underlying Funds in which the Fund invests, in turn, invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes and debentures; mortgage-backed securities; asset-backed securities; foreign securities (government and corporate); other securities bearing fixed or variable interest rates of any maturity; and high yield/below investment grade bonds, commonly known as "junk bonds". The Fund invests between 40% and 80% of its net assets in fixed income Underlying Funds.

The Fund is a "fund of funds." The Fund is subject to the risks associated with each of the Underlying Funds. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund. The Fund directly bears its annual operating expenses and indirectly bears the annual operating expenses of each of the Underlying Funds in proportion to its allocation. Each of the Underlying Funds pays a management fee to the Advisor or its affiliate and the management fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the Fund.

		The portfolio managers determine and monitor the combination and allocation to the Underlying Funds they believe will allow the Fund to achieve its investment goal. While there is no cap on investing in any one Underlying Fund, the Fund will, under normal market conditions, adhere to the asset class limitations described above. Asset allocations may differ from the targeted range due to the market fluctuations and other factors. After the initial allocation, the portfolio managers determine when the Fund's allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The target allocation ranges may be modified due to market action or a portfolio manager recommendation without advance notice to shareholders.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Since the Fund holds securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund based on the risks of the Underlying Funds that can cause a decline in value are:
  underlying fund risk: the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.
  allocation risk: the risk that the Advisor will make less than optimal or poor asset allocation decisions on selecting the appropriate mix of Underlying Funds.
  equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company's financial condition and in overall market, economic and political conditions.
  interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund's yield.
  credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.
  price volatility risk: the risk that the value of the Fund's investment portfolio will change as the prices of its investments go up or down.
  market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.
  liquidity risk: the risk that there may be no willing buyer of the Fund's portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results.
  investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.
  junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.
  foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.
  globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.
  ETF and ETN risk: the risk that the value of the Fund's investment will fluctuate in response to performance of the ETFs or ETNs owned by the Fund, and the Fund's shareholders will indirectly bear a proportionate share of the ETF's or ETN's expenses, in addition to paying the Fund's expenses.
Please see "Principal Risks and Risk Definitions" for a more detailed description of the risks of investing in the Fund.

		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tcw.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns For Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were:

Highest	9.80%	(quarter ended 9/30/2009)
Lowest	-6.96%	(quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depends on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depends on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
TCW Conservative Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.67%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total fund operating expenses	rr_ExpensesOverAssets	1.28%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses	rr_NetExpensesOverAssets	1.28%	[2]
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,545
2007	rr_AnnualReturn2007	3.67%
2008	rr_AnnualReturn2008	(11.80%)
2009	rr_AnnualReturn2009	19.91%
2010	rr_AnnualReturn2010	10.55%
2011	rr_AnnualReturn2011	(0.04%)
2012	rr_AnnualReturn2012	11.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.96%)
1 Year	rr_AverageAnnualReturnYear01	11.43%
5 Years	rr_AverageAnnualReturnYear05	5.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2006
TCW Conservative Allocation Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.45%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total fund operating expenses	rr_ExpensesOverAssets	3.31%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.85%	[2]
Net Expenses	rr_NetExpensesOverAssets	1.46%	[2]
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	846
5 Years	rr_ExpenseExampleYear05	1,566
10 Years	rr_ExpenseExampleYear10	3,478
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2006
TCW Conservative Allocation Fund | After taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.54%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2006
TCW Conservative Allocation Fund | After taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.44%
5 Years	rr_AverageAnnualReturnYear05	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2006
TCW Conservative Allocation Fund | 40% S&P 500 Index/60% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.95%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.67%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2006	[3]

[1]	annual
[2]	The Fund's investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.85% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2013 through February 28, 2014. At the conclusion of this period, the Fund's investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.
[3]	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage backed securities, with maturities of at least one year.